Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Narrative) (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified				12 Months Ended
	Mar. 31, 2014 Preferred Stock [Member] Preferred Stock, Class 11 [Member]	Mar. 31, 2013 Preferred Stock [Member] Preferred Stock, Class 11 [Member]	Mar. 31, 2012 Preferred Stock [Member] Preferred Stock, Class 11 [Member]	Mar. 31, 2012 Morgan Stanley [Member] Stock Options [Member]	Mar. 31, 2012 Morgan Stanley [Member] Restricted Stock Units [Member]
Earnings Per Common Share [Line Items]
Antidilutive securities excluded from computation of diluted earnings per common share issued, in share				57	21
Conversion price	¥ 865.9	¥ 865.9	¥ 865.9